Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Intangible Assets [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0
Impairment of indefinite-lived intangible assets	0	0	0
Aggregate amortization of intangible assets	$ 900	$ 431	$ 897
Estimated remaining useful life	8 years